VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA QNY
File No. 811-07793, CIK: 0001021447
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA QNY, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Davis Variable Account Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Huntington VA Funds, JP Morgan Series Trust II, Janus Aspen Series, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, Fidelity Variable Insurance Products Fund, and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 28, 2007, AEGON/Transamerica Series Trust, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On February 23, 2007, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On March 5, 2007, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On February 26, 2007, Davis Variable Account Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001084060);

•	On February 21, 2007, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);

Securities and Exchange Commission

•	On March 1, 2007, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

•	On March 1, 2007, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

•	On March 9, 2007, Huntington VA Funds filed its annual report with the Commission via EDGAR (CIK: 0000810695);

•	On March 1, 2007, JP Morgan Series Trust II filed its annual report with the Commission via EDGAR (CIK: 0000916118);

•	On February 23, 2007, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000906185);

•	On February 27, 2007, Columbia Funds Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000815425);

•	On February 28, 2007, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

•	On February 27, 2007, Columbia Funds Variable Insurance Trust I filed its annual report with the Commission via EDGAR (CIK: 0001049787);

•	On March 1, 2007, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On February 26, February 27th , 2007, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384); and

•	On February 23, 2007, Wanger Advisors Trust filed its annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Assistant Vice President
Transamerica Financial Life Insurance Company